Other liabilities (Details) - GBP (£) £ in Millions		Dec. 31, 2019	Dec. 31, 2018
23. Other liabilities
Accruals and deferred income		£ 3,472	£ 3,877
Other ceditors		3,257	3,540
Items in the course of collection due to other banks		213	277
Obligations under finance lease		0	22
Lease liabilities (refer to Note 20)	[1]	1,563	0
Other liabilities		£ 8,505	£ 7,716

[1]

Upon adoption of IFRS 16 on 1 January 2019, £40m of rent free adjustments which were previously recorded within accruals and deferred income were transferred to right of use asset impairment allowance. Please see Note 1 for further detail .